Accounts payable from acquisition of subsidiaries - Amount classified in non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	R$ 43,440	R$ 39,637
Contingent consideration	99,993	83,032
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities		23,691
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	30,192	11,715
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	5,739	R$ 4,231
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	2,118
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	R$ 5,391